Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents the unaudited pro forma financial results for the year ended December 31, 2015 as if the RKI Acquisition and related financings had been completed January 1, 2014. The year ended December 31, 2015 has been adjusted to exclude $23 million of acquisition costs, $65 million loss on extinguishment of acquired debt and $16 million of acquisition bridge facility fees. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the RKI Acquisition occurred on the date assumed or for the period presented, nor is such information indicative of the Company’s expected future results of operations.

Year Ended December 31,
2015
(Millions)
Revenues	$1,578
Net income from continuing operations attributable to WPX Energy, Inc.	$81

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid for the RKI Acquisition and the fair value of the assets acquired and liabilities assumed as of the acquisition date. The final purchase price allocation is presented below.

Purchase Price Allocation
(Millions)
Consideration:
Cash, net of an estimated post-close settlement	$1,251
Fair value of WPX common stock issued	296
Total consideration	$1,547
Fair value of liabilities assumed:
Accounts payable	$104
Accrued liabilities	74
Deferred income taxes	752
Long-term debt	990
Asset retirement obligation	23
Total liabilities assumed as of the acquisition date	1,943
Fair value of assets acquired:
Cash and cash equivalents	51
Accounts receivable, net	80
Derivative assets, current	97
Derivative assets, noncurrent	34
Inventories	12
Other current assets	3
Properties and equipment(a)	3,209
Other noncurrent assets	4
Total assets acquired as of the acquisition date	3,490
Net fair value of assets and liabilities	$1,547
__________
(a) Properties and equipment reflect the following as of the acquisition date:

Proved properties	$881
Unproved properties	2,168
Gathering, processing and other facilities	157
Other	3
Total	$3,209